Earnings Per Ordinary Share (Details) - Schedule of Earnings Per Ordinary Share - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net income from continuing operations attributable to First High-school Education Group Co., Ltd. (in Yuan Renminbi)	¥ (46,105)	¥ 44,656	¥ 57,520
Net income (loss) from discontinued operations attributable to First High-school Education Group Co., Ltd. (in Yuan Renminbi)	¥ (26,084)	¥ (7,331)	¥ (4,827)
Denominator
Basic (in Shares)	86,838,700	86,838,700	83,925,002
Diluted (in Shares)	92,388,700	92,388,700	85,775,002
Basic earnings per share from continued operation	¥ (0.53)	¥ 0.55	¥ 0.69
Basic earnings (loss) per share from discontinued operation	(0.3)	(0.08)	(0.06)
Diluted earnings per share from continued operation	(0.5)	0.52	0.67
Diluted earnings (loss) per share from discontinued operation	¥ (0.28)	¥ (0.08)	¥ (0.06)